Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance, value at Dec. 31, 2020		$ 131,247,787	[1]	$ 15,643,404	$ 14,044,269	$ (192,212,544)	$ 23,612,413	$ 8,640,871	$ 976,200
Balance, shares at Dec. 31, 2020	[1]	875,988
Stock-based payment for consulting fee		$ 187,390	[1]	72,706					260,096
Stock-based payment for consulting fee, shares	[1]	6,200
Stock-based Compensation			[1]	158,070					158,070
Conversion of convertible notes		$ 1,739,768	[1]	(205,810)					1,533,958
Conversion of convertible notes, shares	[1]	59,803
Issuance of ordinary shares for financing		$ 17,894,609	[1]						17,894,609
Issuance of ordinary shares for financing, shares	[1]	434,074
Employee stock incentive		$ 2,792,000	[1]						2,792,000
Employee stock incentive, shares	[1]	20,000
Net loss for the year			[1]			(9,924,859)			(9,924,859)
Foreign currency translation (loss)			[1]				187,886	(37,777)	150,109
Dissolve of variable interest entity and ordinary shares issued for acquisition of a wholly owned subsidiary		$ 1,800,000	[1]	6,778,713				(8,603,094)	(24,381)
Dissolve of variable interest entity and ordinary shares issued for acquisition of a wholly owned subsidiary, shares	[1]	61,225
Ordinary shares issued for business acquisition		$ 5,436,456	[1]						5,436,456
Ordinary shares issued for business acquisition, shares	[1]	121,363
Minority shareholders’ contribution			[1]					(1,759)	(1,759)
Balance, value at Dec. 31, 2021		$ 161,098,010	[1]	22,447,083	14,044,269	(202,137,403)	23,800,299	(1,759)	19,250,499
Balance, shares at Dec. 31, 2021	[1]	1,578,653
Stock-based payment for consulting fee		$ 188,650	[1]						188,650
Stock-based payment for consulting fee, shares	[1]	2,000
Net loss for the year			[1]			(7,081,647)			(7,081,647)
Foreign currency translation (loss)			[1]				(881,398)		(881,398)
Ordinary shares issued for business acquisition		$ 118,137	[1]						118,137
Ordinary shares issued for business acquisition, shares	[1]	6,718
Disposal of a wholly owned subsidiary			[1]		(3,835,183)	1,164,443	691,432		(1,979,308)
Reversal of minority shareholders’ interest upon disposal of a subsidiary			[1]					1,759	1,759
Balance, value at Dec. 31, 2022		$ 161,404,797	[1]	22,447,083	10,209,086	(208,054,607)	23,610,333		9,616,692
Balance, shares at Dec. 31, 2022	[1]	1,587,371
Stock-based payment for consulting fee		$ 340,000	[1]						340,000
Stock-based payment for consulting fee, shares	[1]	50,000
Stock-based Compensation			[1]	158,070					158,070
Conversion of convertible notes		$ 1,739,768	[1]	(205,810)					1,533,958
Conversion of convertible notes, shares	[1]	59,803
Issuance of ordinary shares for financing		$ 1,961,923	[1]						1,961,923
Issuance of ordinary shares for financing, shares	[1]	1,047,733
Employee stock incentive		$ 2,792,000	[1]						2,792,000
Employee stock incentive, shares	[1]	20,000
Net loss for the year			[1]			(697,941)			(697,941)
Foreign currency translation (loss)			[1]				(23,035)		(23,035)
Ordinary shares issued for business acquisition		$ 49,218	[1]						49,218
Ordinary shares issued for business acquisition, shares	[1]	6,718
Beneficial conversion feature on convertible note				156,440					156,440
Issuance of ordinary shares for Equity Incentive Plan		$ 1,360,000	[1]						1,360,000
Issuance of ordinary shares for Equity Incentive Plan, shares	[1]	200,000
Balance, value at Dec. 31, 2023		$ 165,115,938	[1]	$ 22,603,523	$ 10,209,086	$ (208,752,548)	$ 23,587,298		$ 12,763,297
Balance, shares at Dec. 31, 2023	[1]	2,891,822

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.